Condensed Consolidated Unaudited Interim Statements of Financial Position € in Thousands, $ in Thousands	Jun. 30, 2022 EUR (€)		Jun. 30, 2022 USD ($) [1]	Dec. 31, 2021 EUR (€)
Current assets
Cash and cash equivalents	€ 59,951		$ 62,287	€ 41,229
Marketable securities	1,761	[2]	1,830	1,946	[2]
Short term deposits	0		0	28,410
Restricted cash	4,280	[3]	4,447	1,000	[3]
Receivable from concession project	1,786		1,856	1,784
Trade and other receivables	10,744		11,163	9,487
Total Current assets	78,522		81,583	83,856
Non-current assets
Investment in equity accounted investee	32,410		33,673	34,029
Advances on account of investments	1,554		1,615	1,554
Receivable from concession project	25,991		27,004	26,909
Fixed assets	352,680		366,424	340,897	[4]
Right-of-use asset	23,360		24,270	23,367
Intangible asset	4,418		4,590	4,762
Restricted cash and deposits	20,379		21,174	15,630
Deferred tax	23,723		24,648	12,952
Long term receivables	8,581		8,915	5,388
Derivatives	2,718		2,824	2,635
Total Non-current assets	495,814		515,137	468,123
Total assets	574,336		596,720	551,979
Current liabilities
Current maturities of long-term bank loans	12,306		12,786	126,180
Current maturities of other long-term loans	10,000		10,390	16,401
Current maturities of debentures	19,785		20,556	19,806
Trade payables	2,059		2,138	2,904
Other payables	20,120		20,904	20,806
Current maturities of derivatives	38,996		40,516	14,783
Current maturities of lease liabilities	675		701	4,329
Total current liabilities	103,941		107,991	205,209
Non-current liabilities
Long-term lease liabilities	16,206		16,838	15,800
Long-term bank loans	217,845		226,335	39,093
Other long-term loans	25,754		26,758	37,221
Debentures	93,973		97,635	117,493
Deferred tax	6,409		6,659	9,044	[4]
Other long-term liabilities	3,324		3,454	3,905
Derivatives	24,198		25,141	10,107
Total Non-current liabilities	387,709		402,820	232,663
Total liabilities	491,650		510,811	437,872
Equity
Share capital	25,605		26,603	25,605
Share premium	85,943		89,292	85,883
Treasury shares	(1,736)		(1,804)	(1,736)
Transaction reserve with non-controlling Interests	5,697		5,919	5,697
Reserves	(11,763)		(12,221)	7,288
Accumulated deficit	(8,121)		(8,437)	(6,899)	[4]
Total equity attributed to shareholders of the Company	95,625		99,352	115,838
Non-Controlling Interest	(12,939)		(13,443)	(1,731)	[4]
Total equity	82,686		85,909	114,107
Total liabilities and equity	€ 574,336		$ 596,720	€ 551,979

[1]	* Convenience translation into US$ (exchange rate as at June 30, 2022: EUR 1 = US$1.039)
[2]	During 2021, the Company invested in a traded Corporate Bond with a coupon rate of 3.255%.
[3]	Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel in 2021 and to secure obligations under loan agreements.
[4]	Reclassified, please see Note 2C.